UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-5074

Dreyfus BASIC U.S. Mortgage Securities Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	3/31/12

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Basic US Mortgage Securities Fund
March 31, 2012 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--114.5%	Rate (%)	Date	Amount ($)	Value ($)
Asset - Backed Certificates--5.2%
Ally Auto Receivables Trust,
Ser. 2011-1, Cl. A2	0.81	10/15/13	337,684	337,955
Carmax Auto Owner Trust,
Ser. 2012-1, Cl. A1	0.38	2/15/13	507,184	507,321
Ford Credit Auto Owner Trust,
Ser. 2011-B, Cl. A2	0.68	1/15/14	308,177	308,773
Harley-Davidson Motorcycle Trust,
Ser. 2009-4, Cl. A4	2.40	7/15/14	800,000	805,007
Harley-Davidson Motorcycle Trust,
Ser. 2009-2, Cl. A4	3.32	2/15/17	950,000	959,021
Honda Auto Receivables Owner
Trust, Ser. 2012-1, Cl. A1	0.41	3/15/13	663,227	664,264
Hyundai Auto Receivables Trust,
Ser. 2011-B, Cl. A2	0.59	3/15/14	530,778	531,011
Nissan Auto Lease Trust,
Ser. 2011-A, Cl. A2A	0.70	1/15/14	418,196	418,308
Volkswagen Auto Loan Enhanced
Trust, Ser. 2010-1, Cl. A3	1.31	1/20/14	361,571	362,324
World OMNI Automobile Lease
Securitization Trust, Ser. 2011-A,
Cl. A2	0.81	10/15/13	385,899	386,419
				5,280,403
Asset-Backed Ctfs./Credit Cards--4.9%
Capital One Multi-Asset Execution
Trust, Ser. 2008-A3, Cl. A3	5.05	2/15/16	1,000,000	1,046,623
Chase Issuance Trust,
Sr. 2008-A4, Cl. A4	4.65	3/15/15	1,000,000	1,040,053
Chase Issuance Trust,
Ser. 2007-A17, Cl. A	5.12	10/15/14	950,000	974,436
Citibank Credit Card Issuance

Trust, Ser. 2009-A5, Cl. A5	2.25	12/23/14	800,000		810,273
GE Capital Credit Card Master Note
Trust, Ser. 2009-2, Cl. A	3.69	7/15/15	1,000,000		1,009,587
					4,880,972
Asset-Backed Ctfs./Home Equity Loans--.1%
Equivantage Home Equity Loan
Trust, Ser. 1996-2, Cl. A4	8.05	6/25/27	138,077		125,548
Banks--6.5%
Citigroup,
Gtd. Bonds	2.13	4/30/12	5,000,000		5,007,260
State Street,
Gtd. Notes	2.15	4/30/12	1,500,000		1,502,557
					6,509,817
Commercial Mortgage Pass-Through Ctfs.--.3%
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. F	2.63	3/6/20	325,000	a,b	312,240
Residential Mortgage Pass-Through Ctfs.--.5%
Countrywide Home Loan Mortgage
Pass-Through Trust,
Ser. 2002-19, Cl. B1	6.06	11/25/32	235,196	a	228,704
GMAC Mortgage Corp. Loan Trust,
Ser. 2004-J1, Cl. M3	5.50	4/25/34	459,270		179,896
GSR Mortgage Loan Trust,
Ser. 2004-12, Cl. 2A2	2.75	12/25/34	136,602	a	115,909
					524,509
U.S. Government Agencies/Mortgage-Backed--96.9%
Federal Home Loan Mortgage Corp.:
4.00%			1,110,000	c,d	1,160,817
4.00%, 12/1/40			738,703	d	773,705
4.50%, 12/1/24			394,762	d	429,543
Stripped Security, Interest
Only Class, REMIC,
Ser. 1987, Cl. PI, 7.00%,
9/15/12			646	d,e	7
Federal National Mortgage Association:
4.00%			2,850,000	c,d	2,988,937
4.50%			6,347,000	c,d	6,745,727

4.00%, 1/1/25 - 12/1/41	1,055,734d	1,115,374
5.00%, 1/1/18 - 5/1/39	280,770d	307,546
5.50%, 9/1/39	1,085,776d	1,193,380
6.00%, 4/1/35	273,070d	302,376
Government National Mortgage Association I:
3.50%	4,245,000c	4,424,749
4.00%	4,890,000c	5,249,109
6.00%	1,200,000c	1,354,313
6.50%	1,800,000c	2,064,094
3.50%, 1/15/42	896,585	936,176
4.00%, 1/15/41 - 3/20/42	7,143,211	7,687,962
4.50%, 5/15/39 - 10/15/40	4,649,076	5,098,284
5.00%, 5/15/33 - 3/15/41	4,170,020	4,623,402
5.50%, 6/15/20 - 9/15/39	5,597,632	6,302,532
6.00%, 10/15/19 - 9/15/39	1,364,836	1,547,865
6.50%, 9/15/31	3,541	4,135
7.00%, 1/15/24 - 2/15/24	17,023	19,614
7.50%, 12/15/23	4,082	4,764
8.00%, 1/15/22 - 12/15/22	81,337	94,330
8.50%, 1/15/20 - 3/15/22	17,774	18,107
9.00%, 11/15/19 - 11/15/22	4,871	5,060
9.50%, 9/15/19 - 10/15/20	2,572	2,588
Government National Mortgage Association II:
3.50%	2,580,000[c]	2,689,247
4.00%	3,775,000[c]	4,051,047
4.50%	11,710,000[c]	12,740,115
5.00%	10,610,000[c]	11,687,578
4.50%, 12/20/39 - 3/20/42	4,440,885	4,846,731
5.00%, 9/20/33 - 4/20/35	773,427	857,339
5.50%, 1/20/34 - 9/20/35	1,608,968	1,795,702
6.00%, 6/20/35 - 3/20/36	3,201,915	3,619,511
6.50%, 6/20/31 - 7/20/31	153,107	176,452
7.00%, 12/20/27 - 8/20/31	268,949	317,881
9.00%, 1/20/20 - 7/20/25	9,347	11,402
9.50%, 9/20/21 - 12/20/21	4,189	5,088
		97,252,589
U.S. Treasury Bonds--.1%
8.13%, 8/15/21	65,000f	98,952

Total Bonds and Notes
(cost $112,932,730)			114,985,030
	Face Amount
	Covered by
Options Purchased--.1%	Contracts ($)		Value ($)
Put Options;
10-Year USD LIBOR-BBA,
June 2012 @ $2.21
(cost $54,405)	3,100,000	[g]	64,141

	Principal
Short-Term Investments--51.5%	Amount ($)		Value ($)
U.S. Treasury Bills:
0.05%, 4/12/12	51,170,000		51,169,591
0.06%, 5/17/12	50,000	h	49,997
0.12%, 8/16/12	470,000	h	469,809
Total Short-Term Investments
(cost $51,688,983)			51,689,397

Other Investment--7.9%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $7,941,829)	7,941,829	[i]	7,941,829

Total Investments (cost $172,617,947)	174.0%		174,680,397
Liabilities, Less Cash and Receivables	(74.0%)		(74,292,227)
Net Assets	100.0%		100,388,170

REMIC--Real Estate Mortgage Investment Conduit
BBA- British Bankers Association
LIBOR- London Interbank Offered Rate
USD- U.S. Dollar

a	Variable rate security--interest rate subject to periodic change.
b

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, these securities were valued at $312,240 or .3% of net assets.

c	Purchased on a forward commitment basis.
d

The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

e	Notional face amount shown.
f

Security, or portion thereof, on loan. At March 31, 2012, the value of the fund's securities on loan was $98,952 and the value of the collateral held by the fund was $102,005, consisting of U.S. Government and agency securities.

g	Non-income producing security.
h	Held by a broker as collateral for open financial futures positions.
i	Investment in affiliated money market mutual fund.

At March 31, 2012, net unrealized appreciation on investments was $2,096,421 of which $2,588,849 related to appreciated investment securities and $492,428 related to depreciated investment securities. At March 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government & Agencies	97.0
Short-Term/Money Market Investments	59.4
Asset/Mortgage-Backed	11.0
Corporate Bonds	6.5
Options Purchased	.1
174.0
† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
March 31, 2012 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 3/31/2012	($)
Financial Futures Long
U.S. Treasury 10 Year Notes	1	(129,484)	June 2012	(359)

STATEMENT OF OPTIONS WRITTEN
March 31, 2012 (Unaudited)

	Face Amount
	Covered by
	Contracts ($)		Value ($)
Call Options:
10-Year USD LIBOR-BBA,
January 2015 @ $2.97	4,030,000	a	(178,300)

10-Year USD LIBOR-BBA,
March 2015 @ $2.98	2,000,000	a	(88,196)

Put Options:
10-Year USD LIBOR-BBA,
January 2015 @ $2.97	4,030,000	a	(263,863)

10-Year USD LIBOR-BBA,
March 2015 @ $2.98	2,000,000	a	(135,110)

10-Year USD LIBOR-BBA,
June 2012 @ $2.41	6,200,000	a	(71,348)

(premiums received $770,788)			(736,817)

BBA-British Bankers Association
LIBOR-London Interbank Offered Rate
USD- U.S. Dollar

a Non-income producing security.

The following is a summary of the inputs used as of March 31, 2012 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed		10,286,923	-	10,286,923
Commercial Mortgage-Backed	-	312,240	-	312,240
Corporate Bonds+	-	6,509,817		6,509,817
Mutual Funds	7,941,829	-	-	7,941,829
Residential Mortgage-Backed	-	524,509	-	524,509
U.S. Government Agencies/Mortgage-Backed	-	97,252,589	-	97,252,589
U.S. Treasury	-	51,788,349	-	51,788,349
Other Financial Instruments:
Options Purchased		64,141	-	64,141
Liabilities ($)
Other Financial Instruments:
Futures++	(359)	-	-	(359)
Options Written	-	(736,817)	-	(736,817)
+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless. However, this risk is limited to the premium paid by the fund.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus BASIC U.S. Mortgage Securities Fund

By: /s/Bradley J. Skapyak
Bradley J. Skapyak President
Date:	May 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/Bradley J. Skapyak
Bradley J. Skapyak President
Date:	May 23, 2012

By: /s/James Windels
James Windels Treasurer
Date:	May 23, 2012

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)